Average Annual Total Returns{- Fidelity Advisor Freedom® 2040 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-16 - Fidelity Advisor Freedom® 2040 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0270 Past 1 year	F0270 Past 5 years	F0270 Past 10 years
Total	10.35%	10.86%	8.59%	8.62%	9.04%	7.02%	6.98%	8.21%	6.49%	12.73%	11.11%	8.58%	15.25%	11.34%	8.42%	17.45%	12.47%	9.51%	17.53%		12.76%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	16.54%	12.64%	10.58%

[1]	(a)Since inception October 2, 2018.